Fair Values of Financial Instruments and Methods and Assumptions Used to Estimate Fair Value (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Carrying Amount
Assets:
Short-term investments in debt and equity securities	¥ 47,175	[1]	¥ 44,012	[1]
Long-term investments in debt and equity securities	372,779	[1]	377,075	[1]
Other long-term investments	17,501	[1]	15,585	[1]
Total	437,455	[1]	436,672	[1]
Liabilities:
Long-term debt (including due within one year)	31,807	[2]	35,225	[2]
Total	31,807	[2]	35,225	[2]
Fair Value
Assets:
Short-term investments in debt and equity securities	47,116	[1]	44,054	[1]
Long-term investments in debt and equity securities	372,846	[1]	377,092	[1]
Other long-term investments	17,526	[1]	15,585	[1]
Total	437,488	[1]	436,731	[1]
Liabilities:
Long-term debt (including due within one year)	32,028	[2]	35,332	[2]
Total	¥ 32,028	[2]	¥ 35,332	[2]

[1]	For investments with active markets, fair value is based on quoted market prices. For non-marketable equity securities, it is not practicable to estimate fair value of non-marketable equity securities because of the lack of the market price and difficulty in estimating fair value without incurring excessive cost. In addition, Kyocera did not identify any events or changes in circumstances that may have had a significant adverse effect on these investments. The aggregated carrying amounts of these investments included in the above table at March 31, 2011 and 2012 were ¥15,363 million and ¥15,380 million, respectively.
[2]	Fair value is estimated by discounting cash flows, using current interest rates for instruments with similar terms and remaining maturities, and classified as Level 2.